Changes in Contractual Commitments	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Text Block]
9.     Changes in Contractual Commitments

Software License Agreement

Effective June 22, 2012, the Company and its ClearPoint system software development partner entered into an amendment (the “Software Amendment”) to the master services and licensing agreement (the “Master Software Agreement”) between the parties.

The Company entered into the Master Software Agreement in July 2007 for the software development partner to develop on the Company’s behalf, based on the Company’s detailed specifications, a customized software solution for the Company’s ClearPoint system. The software development partner was in the business of providing software development and engineering services on a contract basis to a number of companies. In developing the Company’s ClearPoint system software, the software development partner utilized certain of its own pre-existing software code. Under the Master Software Agreement, the Company received a non-exclusive, worldwide license to that code as an integrated component of the Company’s ClearPoint system software. In return, the Company agreed to pay the software development partner a license fee for each copy of the ClearPoint system software that the Company distributes, subject to certain minimum license purchase commitments by the Company.

Pursuant to the Software Amendment, the Company agreed to issue the software development partner 1,500,000 shares of the Company’s common stock (1) in full payment and satisfaction of license fees owed to the software development partner in the amount of $612,500 for licenses previously purchased by the Company, (2) in full payment and satisfaction of all of the Company’s remaining minimum license purchase commitments from the software development partner in the amount of $962,500, and (3) in exchange for additional licenses provided by the software development partner to the Company valued at $87,500 based on the original terms of the Master Software Agreement. The Company applied guidance in ASC 505-50, Equity-Based Payments to Non-Employees, using the contractual value of the amounts owed and of the licenses acquired to measure and record the transaction. The portion of the licenses purchased by the Company that is not expected to be sold or placed in service during the next twelve months, in the amount of $1,137,500, has been recorded as a non-current asset, software license inventory.

Key Personnel Incentive Program

The Company adopted its Key Personnel Incentive Program to provide a key consultant (who is a non-employee director of the Company) and a key employee (collectively, the “Participants”) with the opportunity to receive incentive bonus payments based on the performance of future services to the Company or upon a consummation of a transaction involving the sale of the Company. In June 2012, the Participants voluntarily and irrevocably relinquished their rights to receive, and the Participants discharged the Company from its obligations to make, any and all incentive bonus payments under the Key Personnel Incentive Program based on the performance of services.

Pursuant to the Key Personnel Incentive Program, in the event of a sale transaction, each of the Participants will be entitled to receive an incentive bonus payment equal to $1,000,000.  In addition, one of the Participants will also receive an incentive bonus payment equal to 1.4% of net proceeds from the sale transaction in excess of $50,000,000, but not to exceed $700,000. If a sale has not occurred by December 31, 2025, the Key Personnel Incentive Program will terminate.

Because the Company was discharged from any obligations to make incentive bonus payments related to performance of services under the Key Personnel Incentive Program, in June 2012 the Company reversed all amounts previously accrued for such service-based payments under the program. This resulted in a credit to reversal of R&D obligation of $882,537 for the amounts that had been accrued as research and development costs in 2010, 2011 and during the three months ended March 31, 2012 ($120,895 had been accrued during the three months ended March 31, 2012).

Employment Agreements

In June 2012, the Company entered into employment agreements (each, an “Employment Agreement,” and collectively, the “Employment Agreements”) with four of its executive officers (each, an “Executive,” and collectively, the “Executives”).  Among other provisions customary for agreements of this nature, the Employment Agreements provide for severance in the event of a termination without cause or if the Executive terminates his employment for good reason, as those terms are defined in each Employment Agreement. Likewise, the Employment Agreements provide for certain payments in connection with a change of control transaction.  The initial base salaries set forth in the Employment Agreements are the same as the base salaries for each of the Executives immediately prior to the execution of the Employment Agreements.

Sponsored Research Agreement

In September 2012, the Company entered into a research agreement with a university pursuant to which the Company agreed to provide the university funding in the amount of $317,415 to support certain research activities over the one-year period beginning October 1, 2012.  Under the terms of the research agreement, the Company will make four quarterly payments of $79,354. The first of these payments was made in October 2012.